Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares		Additional Paid in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Shareholders' Equity	Non- controlling Interest	Total
Balance at Sep. 30, 2023		$ 7,797	[1]	$ 6,437,179	$ 2,010,890	$ 16,927,605	$ (1,404,366)	$ 23,979,105		$ 23,979,105
Balance (in Shares) at Sep. 30, 2023	[1]	155,947,100
Issuance of ordinary shares		$ 30	[1]	311,965				311,995		311,995
Issuance of ordinary shares (in Shares)	[1]	30,000
Net income (loss)			[1]			1,794,094		1,794,094	(89,704)	1,704,390
Statutory reserve			[1]		266,540	(266,540)
Foreign currency translation gain (loss)			[1]				158,972	158,972	451	159,423
Balance at Mar. 31, 2024		$ 6,780	[1]	391,775	2,277,430	18,455,159	(1,245,394)	26,244,166	(89,253)	26,154,913
Balance (in Shares) at Mar. 31, 2024	[1]	155,977,100
Balance at Sep. 30, 2024		$ 7,827	[1]	6,749,144	2,593,076	20,021,346	(556,209)	28,815,184	(262,724)	$ 28,552,460
Balance (in Shares) at Sep. 30, 2024		156,547,100	[1]							156,547,100	[2]
Net income (loss)			[1]			(89,008)		(89,008)	98,006	$ 8,998
Statutory reserve			[1]		71,473	(71,473)
Foreign currency translation gain (loss)			[1]				(813,626)	(813,626)	8,489	(805,137)
Balance at Mar. 31, 2025		$ 7,827	[1]	$ 6,749,144	$ 2,664,549	$ 19,860,865	$ (1,369,835)	$ 27,912,550	$ (156,229)	$ 27,756,321
Balance (in Shares) at Mar. 31, 2025		156,547,100	[1]							156,547,100	[2]

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.
[2]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.